Income Tax - Schedule of Income Tax Expenses (Details)	9 Months Ended			12 Months Ended
	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)
Tax payable
As at beginning of the year/period	RM 3,918,926	$ 930,950	RM 1,632,210	RM 1,632,210
Tax expenses	1,600,726	380,256	1,260,820	2,289,416
Tax payment	(1,043,652)	(247,922)		(2,700)
As at end of the year/period	4,476,000	1,063,284	2,893,030	3,918,926
Deferred tax liabilities
As at beginning of the year/period	907,405	215,556	823,938	823,938
Tax expenses	46,120	10,956	319,944	83,467
As at end of the year/period	953,525	226,512	1,143,882	907,405
Income tax expenses
Current year/period	1,600,726	380,256	1,260,820	2,289,416
Origination of temporary differences	46,120	10,956	319,944	83,467
Total income tax expenses	RM 1,646,846	$ 391,212	RM 1,580,764	RM 2,372,883